Capital Group U.S. Equity Fund
Investment portfolio
January 31, 2024
unaudited

Common stocks 96.62% Information technology 23.14%	Shares	Value (000)
Microsoft Corp.	57,820	$22,988
Broadcom, Inc.	10,847	12,800
Apple, Inc.	50,072	9,233
Salesforce, Inc.[1]	17,910	5,034
KLA Corp.	8,446	5,017
ServiceNow, Inc.[1]	6,032	4,617
ASML Holding NV (ADR)	3,271	2,845
Trimble, Inc.[1]	54,649	2,779
Atlassian Corp., Class A1	7,726	1,930
Accenture PLC, Class A	4,563	1,660
Applied Materials, Inc.	8,963	1,473
Micron Technology, Inc.	16,741	1,436
Analog Devices, Inc.	7,202	1,385
Adobe, Inc.[1]	1,848	1,142
GoDaddy, Inc., Class A1	9,950	1,061
Texas Instruments, Inc.	5,900	945
Intel Corp.	16,544	713
		77,058
Financials 16.40%
Visa, Inc., Class A	48,268	13,190
Marsh & McLennan Companies, Inc.	50,126	9,716
JPMorgan Chase & Co.	29,726	5,183
PNC Financial Services Group, Inc.	27,474	4,154
Wells Fargo & Co.	57,870	2,904
Aon PLC, Class A	8,485	2,532
MSCI, Inc.	4,200	2,514
Arthur J. Gallagher & Co.	10,300	2,391
Jack Henry & Associates, Inc.	10,922	1,811
Progressive Corp.	9,203	1,641
State Street Corp.	21,691	1,602
S&P Global, Inc.	3,235	1,450
Morgan Stanley	15,434	1,347
Mastercard, Inc., Class A	2,478	1,113
KKR & Co., Inc.	12,838	1,112
Citizens Financial Group, Inc.	33,722	1,103
Chubb, Ltd.	3,485	854
		54,617
Health care 14.09%
Abbott Laboratories	63,793	7,218
UnitedHealth Group, Inc.	10,648	5,449
Regeneron Pharmaceuticals, Inc.[1]	5,429	5,118
Danaher Corp.	19,218	4,611
AbbVie, Inc.	23,266	3,825
Eli Lilly and Co.	5,235	3,380
Capital Group U.S. Equity Fund — Page 1 of 6

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Bristol-Myers Squibb Co.	67,622	$3,305
Elevance Health, Inc.	6,234	3,076
Novo Nordisk AS, Class B (ADR)	26,706	3,064
AstraZeneca PLC (ADR)	37,141	2,475
Johnson & Johnson	8,775	1,394
CVS Health Corp.	15,535	1,155
Alnylam Pharmaceuticals, Inc.[1]	6,279	1,086
Zoetis, Inc., Class A	4,720	886
Karuna Therapeutics, Inc.[1]	2,800	878
		46,920
Industrials 11.53%
Waste Connections, Inc.	36,668	5,693
TransDigm Group, Inc.	3,385	3,699
Northrop Grumman Corp.	5,384	2,405
RTX Corp.	26,251	2,392
AMETEK, Inc.	14,709	2,384
Carrier Global Corp.	42,831	2,343
FedEx Corp.	9,497	2,292
Airbus Group SE (ADR)	50,200	1,993
ITT, Inc.	15,887	1,919
General Electric Co.	12,353	1,636
Veralto Corp.	19,947	1,530
Equifax, Inc.	5,827	1,424
Saia, Inc.[1]	3,070	1,383
Safran SA (ADR)	25,291	1,180
CSX Corp.	31,510	1,125
United Airlines Holdings, Inc.[1]	26,934	1,114
Union Pacific Corp.	4,301	1,049
Boeing Co.[1]	4,830	1,019
Lincoln Electric Holdings, Inc.	4,031	896
HEICO Corp.	2,400	431
HEICO Corp., Class A	3,000	424
Vestis Corp.	2,215	47
		38,378
Consumer discretionary 8.65%
Amazon.com, Inc.[1]	44,361	6,885
Chipotle Mexican Grill, Inc.[1]	1,903	4,584
NIKE, Inc., Class B	38,274	3,886
Hilton Worldwide Holdings, Inc.	12,980	2,479
Tractor Supply Co.	9,524	2,139
Marriott International, Inc., Class A	6,564	1,573
TJX Companies, Inc.	14,950	1,419
Royal Caribbean Cruises, Ltd.[1]	9,931	1,266
Churchill Downs, Inc.	9,809	1,186
Burlington Stores, Inc.[1]	5,198	994
YUM! Brands, Inc.	6,580	852
Darden Restaurants, Inc.	4,900	797
Aramark	25,351	737
		28,797
Capital Group U.S. Equity Fund — Page 2 of 6

unaudited
Common stocks (continued) Communication services 8.13%	Shares	Value (000)
Alphabet, Inc., Class C1	86,402	$12,252
Meta Platforms, Inc., Class A	12,792	4,991
Comcast Corp., Class A	67,273	3,131
Charter Communications, Inc., Class A1	7,738	2,869
Take-Two Interactive Software, Inc.[1]	13,280	2,190
Electronic Arts, Inc.	11,887	1,635
		27,068
Consumer staples 4.49%
Philip Morris International, Inc.	40,004	3,634
Church & Dwight Co., Inc.	25,395	2,536
Constellation Brands, Inc., Class A	9,785	2,398
Dollar General Corp.	13,405	1,770
Anheuser-Busch InBev SA/NV (ADR)[2]	17,900	1,105
Mondelez International, Inc., Class A	14,012	1,055
Molson Coors Beverage Co., Class B, restricted voting shares	14,354	887
Kraft Heinz Co. (The)	23,494	872
Estée Lauder Companies, Inc. (The), Class A	5,140	679
		14,936
Utilities 3.81%
Constellation Energy Corp.	29,853	3,642
CenterPoint Energy, Inc.	90,858	2,539
Sempra	23,108	1,654
Entergy Corp.	16,243	1,620
Edison International	17,820	1,202
PG&E Corp.	69,651	1,175
Southern Co. (The)	12,096	841
		12,673
Materials 3.08%
Linde PLC	18,296	7,407
ATI, Inc.[1]	39,385	1,609
Sherwin-Williams Co.	4,110	1,251
		10,267
Energy 2.53%
ConocoPhillips	43,158	4,828
Exxon Mobil Corp.	12,585	1,294
TC Energy Corp.	30,762	1,213
Chevron Corp.	5,649	833
EOG Resources, Inc.	2,365	269
		8,437
Real estate 0.77%
Equinix, Inc. REIT	3,087	2,562
Total common stocks (cost: $173,213,000)		321,713
Short-term securities 4.07% Money market investments 3.76%
Capital Group Central Cash Fund 5.44%[3,4]	125,162	12,516
Capital Group U.S. Equity Fund — Page 3 of 6

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.31%	Shares	Value (000)
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.27%[3,5]	566,061	$566
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.24%[3,5]	455,789	456
		1,022
Total short-term securities (cost: $13,538,000)		13,538
Total investment securities 100.69% (cost: $186,751,000)		335,251
Other assets less liabilities (0.69)%		(2,297)
Net assets 100.00%		$332,954
Investments in affiliates4

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend or interest income (000)
Short-term securities 3.76%
Money market investments 3.76%
Capital Group Central Cash Fund 5.44%[3]	$21,710	$23,150	$32,345	$1	$— [6]	$12,516	$202

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $1,105,000, which represented .33% of the net assets of the fund.
[3]	Rate represents the seven-day yield at 1/31/2024.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan.
[6]	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Capital Group U.S. Equity Fund — Page 4 of 6

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of January 31, 2024, all of the fund’s investments were classifed as Level 1.
Capital Group U.S. Equity Fund — Page 5 of 6

unaudited
Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Capital Private Client Services Funds. This and other important information is contained in the prospectus, which can be obtained from your investment counselor and should be read carefully before investing.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-124-0324O-S96498
Capital Group U.S. Equity Fund — Page 6 of 6